Expenses Associated With Long-Duration Insurance Products (Schedule Of Deferred Acquisition Cost And Future Policy Benefits Payable With Our Long-Duration Insurance Products) (Details) (USD $)
In Thousands
	Dec. 31, 2010	Dec. 31, 2009
Expenses Associated With Long Duration Insurance Products [Abstract]
Other long-term assets, Deferred acquisition Costs	$ 73,503	$ 201,431
Trade accounts payable and accrued expenses, Deferred acquisition Cost	0	0
Long-term liabilities, Deferred acquisition Cost	0	0
Total asset (liability), Deferred acquisition Cost	73,503	201,431
Other long-term assets, Future policy benefits payable	0	0
Trade accounts payable and accrued expenses, Future policy benefits payable	(52,936)	(40,249)
Long-term liabilities, Future policy benefits payable	(1,492,855)	(1,193,047)
Total asset (liability), Future policy benefits payable	$ (1,545,791)	$ (1,233,296)